33 Financial Results (Tables)	12 Months Ended
Dec. 31, 2019
Financial Result [Abstract]
Schedule of financial results
	12.31.2019	12.31.2018	12.31.2017
Financial income
Arrears charges on bills	225,956	226,050	191,554
Interest and monetary variation of CRC transfer (Note 8.1)	192,724	214,627	141,923
Return on financial investments	126,510	98,841	114,523
Remuneration of net sectorial assets and liabilities (Note 9.2)	47,378	43,966	20,493
Monetary variation over the Itaipu power purchase	26,332	24,658	17,777
Recognition of tax credit (33.1)	38,434	55,096	-
Monetary variation and adjust to present value of accounts
payable related to the concession (Note 26.1)	1,462	1,047	10,813
Other financial income	91,445	149,630	202,227
	750,241	813,915	699,310
( - ) Financial expenses
Monetary and exchange variation and debt charges	906,952	871,397	993,970
Monetary variation and adjust to present value of accounts
payable related to the concession (Note 26.1)	100,455	94,319	65,418
Monetary variation over the Itaipu power purchase	29,547	50,203	12,264
Interest on R&D and EEP (Note 25.2)	24,570	25,407	34,345
Interest and monetary variation of CRC transfer (Note 8.1)	8,495	25,830	51,211
Remuneration of net sectorial assets and liabilities (Note 9.2)	5,753	23,747	29,622
PIS/Pasep/Cofins taxes on interest on capital	71,549	13,636	45,196
Other financial expenses	91,406	147,426	215,724
	1,238,727	1,251,965	1,447,750
Net	(488,486)	(438,050)	(748,440)